Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,014,249	$ 949,538
IRELAND
Segment Reporting Information [Line Items]
Assets	402,130	418,098
Rest of Europe
Segment Reporting Information [Line Items]
Assets	240,854	173,668
UNITED STATES
Segment Reporting Information [Line Items]
Assets	338,662	329,971
Other
Segment Reporting Information [Line Items]
Assets	$ 32,603	$ 27,801